Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 952,402	$ 253,487
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	932,857	257,311
Allowance for doubtful accounts	(9,059)	(6,680)
Accounts receivables, net, current, total	923,798	250,631
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 28,604	$ 2,856